Equity and Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)

	Currency Translation Adjustments	Defined Benefit Pension Plans	Unrealized Gain (Loss) in Available-for- Sale Securities	Derivative Instruments	Total
Balance as of December 31, 2019	$(44,568)	$(34,533)	$1,251	$(320)	$(78,170)
Other comprehensive income (loss) before reclassifications	41,693	(6,617)	2,848	(4,257)	33,667
Amounts reclassified from AOCI	—	24,141	(202)	—	23,939
Related tax amounts	—	(6,458)	(555)	979	(6,034)
Balance as of December 31, 2020	(2,875)	(23,467)	3,342	(3,598)	(26,598)
Other comprehensive (loss) income before reclassifications	(46,968)	11,948	(531)	2,890	(32,661)
Amounts reclassified from AOCI	—	1,459	(3,197)	—	(1,738)
Related tax amounts	—	(3,112)	783	(664)	(2,993)
Balance as of December 31, 2021	(49,843)	(13,172)	397	(1,372)	(63,990)
Other comprehensive (loss) income before reclassifications	(82,318)	10,789	(3,276)	—	(74,805)
Amounts reclassified from AOCI	—	479	895	1,372	2,746
Related tax amounts	—	(2,691)	500	—	(2,191)
Balance as of December 31, 2022	$(132,161)	$(4,595)	$(1,484)	$—	$(138,240)